Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred taxes, net	$ 76,315	$ 44,475
Long-term deferred taxes, net	(211,680)	(202,638)
Other assets	9,157	9,246
Deferred tax assets:
Accruals and advances	27,586	23,959
Amortizable intangible assets	74,062	188,800
Performance incentives	22,308	26,146
Customer deposits	55,573	51,318
Bad debt reserve	3,081	3,436
Accrued retirement benefits	92,320	67,337
Interest rate swap	295	568
Satellites and other property and equipment	11,348	44,487
Disallowed interest expense carryforward	108,446	95,427
Net operating loss carryforward	1,343,444	1,265,624
Tax credits	58,643	73,916
Other	15,576	15,675
Total deferred tax assets	1,812,682	1,856,693
Deferred tax liabilities:
Satellites and other property and equipment	(32,811)	(49,077)
Amortizable intangible assets	(58,789)	(44,297)
Non-amortizable intangible assets	(223,878)	(254,384)
Tax basis differences in investments and affiliates	(219,049)	(187,283)
Other	(7,126)	(5,863)
Total deferred tax liabilities	(541,653)	(540,904)
Valuation allowance	(1,397,237)	(1,464,706)
Total net deferred tax liabilities	$ (126,208)	$ (148,917)